Reserves - Schedule of Share Option Reserve (Details)		12 Months Ended
		Jun. 30, 2026 AUD ($) $ / shares	Jun. 30, 2025 AUD ($) $ / shares		Jun. 30, 2024 AUD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options, Beginning balance		427,072,970	140,044,475	[1]	107,643,592
Number of Options, Exercised		184,671,503	892,969	[2]	3,125
Number of Options, Lapsed		91,903,686	2,765,750		19,264,844
Number of Options, Share consolidation rounding adjustment | shares	[3]				102
Number of Options, Ending balance		999,091,513	427,072,970		140,044,475	[1]
Amount of Options, Beginning Balance			$ 1,680,217	[1]	$ 1,121,175
Amount of Options, Exercised				[2]	(37)
Amount of Options, Lapsed		(960,020)	(2,479)		(192,342)
Amount, Share consolidation rounding adjustment	[3]
Amount of Options, Ending Balance		$ 21,208,868	$ 2,682,413		$ 1,680,217
Weighted average exercise price, Beginning balance | $ / shares		$ 0.0397	$ 0.088	[1]	$ 0.16
Weighted average exercise price, Exercised | $ / shares		0.018	0.018	[2]	0.12
Weighted average exercise price, Lapsed | $ / shares		0.013	0.038		0.592
Weighted average exercise price, Share consolidation rounding adjustment | $ / shares	[3]
Weighted average exercise price, Ending balance | $ / shares		$ 0.055	$ 0.0397		$ 0.088	[1]
Director Remuneration [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options, Granted			62,500,000		45,000,000
Amount of Options, Beginning Balance			$ 720,000
Amount of Options, Granted			$ 332,734
Weighted average exercise price, Granted | $ / shares			$ 0.018		$ 0.032
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options, Granted		3,000,000	5,000,000
Amount of Options, Granted		$ 130,648	$ 25,395
Weighted average exercise price, Granted | $ / shares		$ 0.2	$ 0.018
Brokers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options, Granted		34,615,385	15,409,091
Amount of Options, Granted		$ 1,476,923	$ 91,846
Weighted average exercise price, Granted | $ / shares		$ 0.048	$ 0.018
Advisors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options, Granted		24,500,000	87,613,636
Amount of Options, Granted		$ 472,516	$ 554,700
Weighted average exercise price, Granted | $ / shares		$ 0.06	$ 0.018
free attaching placement / bonus to shareholders [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options, Granted		465,571,902	120,164,487
Amount of Options, Granted
Weighted average exercise price, Granted | $ / shares		$ 0.083	$ 0.018
Purchase of Horse Heaven project [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options, Granted		282,406,445
Amount of Options, Granted		$ 16,944,388
Weighted average exercise price, Granted | $ / shares		$ 0.018
Purchase of Horse Heaven project [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options, Granted		38,500,000
Amount of Options, Granted		$ 462,000
Weighted average exercise price, Granted | $ / shares		$ 0.1
Contractors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options, Granted					6,668,750
Amount of Options, Granted					$ 31,421
Weighted average exercise price, Granted | $ / shares					$ 0.088

[1]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security.
[2]	For share options exercised during the period, the weighted average share price at the date of exercise $0.4 cents
[3]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security. Adjusted in the securities prior to consolidation timing.